Consolidated Statement of Changes in Members' and Stockholders' Deficit - USD ($)	LLC	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2015	$ 140,500			$ (771,913)	$ (631,413)
Balance, shares at Dec. 31, 2015	38,608
Titan El Toro, LLC contributed membership interests, as well as mezzanine debt and other liabilities
Titan El Toro, LLC contributed membership interests, as well as mezzanine debt and other liabilities, shares	64,387
Members of Titan El Toro, LLC membership interest in exchange for Class A Membership Units
Members of Titan El Toro, LLC membership interest in exchange for Class A Membership Units, shares	10,892
Issuance of stock/units for subordinated senior notes payable
Issuance of stock/units for subordinated senior notes payable, shares	28,900
Issuance of units for services	$ 5,594				5,594
Issuance of units for services, shares	139,839
Reverse acquisition	$ (146,094)	$ 32	899,304	(1,209,004)	(455,762)
Reverse acquisition, shares	(282,626)	317,183
Net loss				(2,933,543)	(2,933,543)
Balance at Dec. 31, 2016		$ 32	899,304	(4,914,460)	(4,015,124)
Balance, shares at Dec. 31, 2016		317,183
Issuance of stock/units for subordinated senior notes payable		$ 1	13,186		13,187
Issuance of stock/units for subordinated senior notes payable, shares		8,791
Issuance of stock for cash		$ 10	309,990		310,000
Issuance of stock for cash, shares		103,334
Warrants issued with stock			77,500		77,500
Net loss				(9,160,893)	(9,160,893)
Balance at Dec. 31, 2017		$ 43	$ 1,299,980	$ (14,075,353)	(12,775,330)
Balance, shares at Dec. 31, 2017		429,308
Net loss					(5,458,785)
Balance at Sep. 30, 2018					$ (8,000,358)